VIA EDGAR and Electronic Mail
March 24, 2021
AIG Life and Retirement 21650 Oxnard St. Suite 750 Woodland Hills, CA 91367		Mr. Jeff Foor
U.S. Securities and Exchange Commission
Division of Investment Management
Manda Ghaferi		100 F Street, N.E.
Vice President and		Washington, D.C. 20549
Deputy General Counsel
Legal Department	Re:	Variable Annuity Account Ten (“Registrant”)
T + 1 310 772 6545		American General Life Insurance Company (“Depositor”)
MGhaferi@aig.com		[Variable Annuity] Variable Annuity
Initial Form N-4
File Nos. 333- and 811-23649

Dear Mr. Foor:

On behalf of the Registrant and Depositor, submitted herewith pursuant to the

Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”) is a copy of the Initial N-4 registration statement (“Initial N-4”) filed on March 24, 2021. The purpose of this filing is to register, for the above Registrant, a new variable annuity product that will carry a 6-year withdrawal charge schedule, defined outcome sub-accounts, and a money market portfolio issued through American General Life Insurance Company.

Please note that the Registrant has removed all financial statements and references to Independent Auditors from this Initial N-4. Registrant commits to file a pre-effective amendment that will include the Staff’s comments as well as the appropriate financial statements and Auditor’s consent.

Registrant would like the registration statement to become effective on or about August 16, 2021. For that to be feasible, we would need to receive comments from the Staff by May 24, 2021. We would then have sufficient time to work with the Staff on addressing any comments, file a pre-effective amendment reflecting those comments and print final prospectuses for delivery to our fulfillment vendor. We would appreciate the Staff’s efforts to accommodate this schedule.

Should you have any questions or need any additional information, please do not hesitate to contact me at (310) 772-6259 or e-mail: MGhaferi@aig.com.

Very truly yours,

Manda Ghaferi

Vice President & Deputy General Counsel